John Deere Owner Trust 2024-C			EXHIBIT 99.2
Statement to Certificateholders

$392,300,000 Class A-1 5.01500% Asset Backed Notes due September 15, 2025
$245,000,000 Class A-2A 4.36% Asset Backed Notes due August 16, 2027
$293,000,000 Class A-2B Floating Rate Asset Backed Notes due August 16, 2027
$538,000,000 Class A-3 4.06% Asset Backed Notes due June 15, 2029
$95,330,000 Class A-4 4.15% Asset Backed Notes due August 15, 2031
$40,098,968 Overcollateralization

One-Month SOFR as of the SOFR Determination Date:			3.65819%
Class A-2B interest rate:			4.08819%

Payment Date:			16-Mar-26

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(b)	Class A-2A Notes:	$14,609,439.55
		per $1,000 original principal amount:	$59.63

	(c)	Class A-2B Notes:	$17,471,697.09
		per $1,000 original principal amount:	$59.63

	(d)	Class A-3 Notes:	($0.00)
		per $1,000 original principal amount:	($0.00)

	(e)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Total:	$32,081,136.64

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(ii) Class A-2A Notes:	$211,688.38
		per $1,000 original principal amount:	$0.86

		(iii) Class A-2B Notes:	$213,641.51
		per $1,000 original principal amount:	$0.73

		(iv) Class A-3 Notes:	$1,820,233.33
		per $1,000 original principal amount:	$3.38

		(v) Class A-4 Notes:	$329,682.92
		per $1,000 original principal amount:	$3.46

		(vi) Total:	$2,575,246.14

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$787,279,918.83

	(b)	Note Value at end of related Collection Period:	$769,288,306.57

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:	$40,098,968.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii) A-1 Note Pool Factor:	0.0000000

	(b)	(i) Outstanding Principal Amount of Class A-2A Notes:	$43,653,416.08
		(ii) A-2A Note Pool Factor:	0.1781772

	(c)	(i)	Outstanding Principal Amount of Class A-2B Notes:	$52,205,922.08
		(ii)	A-2B Note Pool Factor:	0.1781772

	(d)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$538,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(e)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$95,330,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:		$684,559.61
		(i)	per $1,000 original principal amount:	$0.41
	(b)	Amount of Servicing Fee earned:		$684,559.61
	(c)	Amount of Servicing Fee paid:		$684,559.61
	(d)	Amount of Servicing Fee Shortfall:		$0.00

(6)	Amount of Administration Fee:			$100.00

(7)	Amount paid to Indenture Trustee:			$0.00

(8)	Amount paid to Owner Trustee:			$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees		$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees		$0.00

(10)	Amount paid to Certificateholder:			$2,105,300.73

(11)	(i)	Amount in Reserve Account:		$16,037,289.68
	(ii)	Specified Reserve Account Balance:		$16,037,289.68

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:		$21,774,271.33
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:		2.77%

(13)	(i)	Aggregate amount of net losses for the collection period:		$393,248.21
	(ii)	Cumulative amount of net losses:		$7,748,310.60
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.46%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$197,235.69
		(ii)	% of Pool Balance:	0.02%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%